ASSETS HELD FOR SALE, DIVESTITURES AND DISCONTINUED OPERATIONS Assets Held for Sale, Divestitures and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The following table presents balance sheet data related to assets held for sale:

As of December 31,
2011
Balance Sheet	Net Assets Held for Sale
(in thousands)
Assets
Current assets
Accounts receivable, net	$—
Oil inventory	—
Total current assets	—
Properties and equipment	168,218
Accumulated Depreciation, Depletion and Amortization	(19,969)
Total assets	$148,249

Liabilities
Current liabilities
Accounts payable	—
Production tax liability	—
Total current liabilities	—
Asset retirement obligation	2,022
Total liabilities	$2,022

Net assets	$146,227

The following table presents statement of operations data related to our discontinued operations:

	Year Ended December 31,
Statements of Operations - Discontinued Operations	2012	2011	2010
	(in thousands)
Revenues
Natural gas, NGLs and crude oil sales	$36,422	$80,860	$70,111
Sales from natural gas marketing	1,708	2,949	7,164
Well operations, pipeline income and other	1,888	2,542	4,149
Total revenues	40,018	86,351	81,424

Costs, expenses and other
Production costs	22,453	30,885	37,891
Cost of natural gas marketing	1,529	2,634	6,547
Impairment of natural gas and crude oil properties	162,254	22,858	6,777
Depreciation, depletion and amortization	48,101	47,521	44,944
Accretion of asset retirement obligations and other	2,084	1,054	4,976
Gain on sale of properties and equipment	(19,920)	(3,854)	—
Total costs, expenses and other	216,501	101,098	101,135

Income (loss) from discontinued operations	(176,483)	(14,747)	(19,711)
Provision for income taxes	67,466	5,620	7,581
Income (loss) from discontinued operations, net of tax	$(109,017)	$(9,127)	$(12,130)